Offerings	Jul. 03, 2025 USD ($) MXN ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	10.125% Senior Notes due 2029
Amount Registered	6,000,000,000
Proposed Maximum Offering Price per Unit | shares	1.02778
Maximum Aggregate Offering Price	$ 328,166,758
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,242.33
Offering Note
(1)	U.S. dollar amount based on Mexican peso/U.S. dollar exchange rate of Ps.18.7913 per U.S. dollar on July 2, 2025, as reported by Bloomberg at 5:25 p.m. (New York City time).
(2)	The registration fee is calculated in accordance with Rule 457(r) and in reliance on Rule 456(b) of the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	9.500% Senior Notes due 2031
Amount Registered	6,000,000,000
Proposed Maximum Offering Price per Unit | shares	1.00372
Maximum Aggregate Offering Price	$ 320,484,479
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,066.17
Offering Note
(1)	U.S. dollar amount based on Mexican peso/U.S. dollar exchange rate of Ps.18.7913 per U.S. dollar on July 2, 2025, as reported by Bloomberg at 5:25 p.m. (New York City time).
(2)	The registration fee is calculated in accordance with Rule 457(r) and in reliance on Rule 456(b) of the Securities Act of 1933.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	10.300% Senior Notes due 2034
Amount Registered	3,500,000,000
Proposed Maximum Offering Price per Unit | shares	1.02856
Maximum Aggregate Offering Price	$ 191,575,888
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,330.27
Offering Note
(1)	U.S. dollar amount based on Mexican peso/U.S. dollar exchange rate of Ps.18.7913 per U.S. dollar on July 2, 2025, as reported by Bloomberg at 5:25 p.m. (New York City time).
(2)	The registration fee is calculated in accordance with Rule 457(r) and in reliance on Rule 456(b) of the Securities Act of 1933.